Note 5. Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Raw materials and supplies	$ 36.4	$ 77.1
Goods and work-in-process	49.7	40.1
Finished goods	18.2	3.1
Total inventories	104.3	120.3
Inventory Write-down	7.3	16.1	$ 3.4
Raw Materials and Supplies [Member]
Inventory Write-down	$ 7.3	$ 16.1